Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
CURRENT ASSETS:
Cash and cash equivalents	$ 35,555	$ 21,243
Short-term investment in time deposits	18,000	17,000
Inventories	536	1,889
Trade accounts receivable, net	2,007	5,040
Prepayments and other current assets	552	706
Insurance claim receivable		245
Total current assets	56,650	46,123
FIXED ASSETS, NET:
Vessels, net	133,319	140,024
Advances for vessel additions		170
Total fixed assets, net	133,319	140,194
OTHER NON-CURRENT ASSETS:
Restricted cash	1,350	1,350
Deferred dry-dock and special survey costs, net	2,093	1,214
Total other non-current assets	3,443	2,564
Total assets	193,412	188,881
CURRENT LIABILITIES:
Current portion of long-term debt, net of deferred financing costs	7,967	7,561
Trade accounts payable	1,495	2,107
Hire collected in advance	597	111
Accrued and other liabilities	1,000	1,502
Total current liabilities	12,744	12,254
NON-CURRENT LIABILITIES:
Long-term debt, net of current portion and deferred financing costs	79,279	76,963
Total non-current liabilities	79,279	76,963
COMMITMENTS AND CONTINGENCIES
STOCKHOLDERS’ EQUITY:
Preferred stock ($0.001 par value; 50,000,000 shares authorized; including 1,000,000 authorized Series A Convertible Preferred Shares; no Series A Convertible Preferred Shares issued and outstanding as of December 31, 2024 and 2025)
Common stock ($0.001 par value; 450,000,000 shares authorized; 11,216,548 shares issued and 10,553,399 shares outstanding as of December 31, 2024, and 11,216,546 shares issued and 10,418,859 shares outstanding as of December 31, 2025)	10	11
Additional paid-in capital	97,826	98,035
Accumulated deficit	(2,676)	(4,670)
Total equity attributable to Pyxis Tankers Inc. and subsidiaries	95,160	93,376
Non-controlling interest	6,229	6,288
Total stockholders’ equity	101,389	99,664
Total liabilities and stockholders’ equity	193,412	188,881
Related Party [Member]
CURRENT LIABILITIES:
Due to related parties	$ 1,685	$ 973